Form N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2025
Prospectus Date	Jan. 28, 2025